Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cost of sales

Previously, cost of sales related entirely to Fusion Fuel Portugal. As such, no cost of sales from this former subsidiary remains in the Group’s financial statements for the current period and figures recorded between 2024 and prior years are not considered comparable.

	2025	2024	2023
	€’000	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	10,179	1,168	-
Hydrogen technology (deconsolidated entity)	-	-	20,088
Inventory step down from PPA of QIND	61	-	-
	10,240	1,168	20,088